NEWBUILDINGS - Additional Information (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2021 large_range_2Tanker_vessel_type very_large_crude_carrier	Dec. 31, 2021 very_large_crude_carrier	Dec. 31, 2020 large_range_2Tanker_vessel_type suezmax_tanker_vessel_type	Dec. 31, 2020 large_range_2Tanker_vessel_type very_large_crude_carrier	Dec. 31, 2019 suezmax_tanker_vessel_type	Dec. 31, 2019 very_large_crude_carrier	Dec. 31, 2019 large_range_2Tanker_vessel_type
Property, Plant and Equipment [Abstract]
Number of newbuild vessels	6	6	4	4	1	1	4
Number of newbuildings delivered	2	2	1	1